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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number    811-06362

Invesco Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

  Registrant’s telephone number, including area code:    (713) 626-1919

  Date of fiscal year end:         2/28

  Date of reporting period:      11/30/14

Item 1. Schedule of Investments.

Invesco Municipal Trust

Quarterly Schedule of Portfolio Holdings

November 30, 2014

invesco.com/us	VK-CE-MUNI-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–160.71%(a)

Alabama–1.41%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$1,245	$1,407,535
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	1,245	1,392,184
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	2,150	2,317,507
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	1,650	1,840,938
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,725	1,727,932
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	1,950	2,263,677
				10,949,773

Alaska–0.51%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	3,160	3,573,202
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/16	370	371,709
				3,944,911

Arizona–3.00%

Arizona (State of) Transportation Board; Series 2008 B, Highway RB	5.00%	07/01/25	1,700	1,921,221
Series 2008 B, Highway RB (c)	5.00%	07/01/26	2,545	2,872,363
Series 2011 A, Ref. Sub. Highway RB (c)	5.25%	07/01/32	2,500	2,952,000
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,090	1,104,977
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	500	549,410
Series 2010, RB	5.13%	05/15/40	1,100	1,219,262
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	1,035	1,073,626
Navajo County Pollution Control Corp.; Series 2009 E, PCR (d)	5.75%	06/01/16	715	767,467
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	640	592,493
Series 2009, Education RB	7.13%	01/01/45	610	567,068
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/34	500	561,430
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,170	2,317,516
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (f)	6.55%	12/01/37	2,275	2,322,729
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	2,050	2,327,140
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	900	911,754
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.25%	08/01/32	1,060	1,218,587
				23,279,043

California–13.87%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(g)	0.00%	09/01/20	4,000	3,545,240
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (d)(h)	5.25%	03/01/15	1,930	1,954,569
Series 2004, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/35	170	170,182
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(h)	5.00%	04/01/18	6,000	6,852,840
Series 2009 F-1, Toll Bridge RB (c)	5.00%	04/01/34	2,500	2,814,250
Series 2009 F-1, Toll Bridge RB (c)(d)(h)	5.13%	04/01/19	4,000	4,704,960
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/28	800	528,120

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (c)	5.00%	12/01/24	$775	$884,539
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	975	1,110,993
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	975	1,109,911
Series 2008 AE, Water System RB (c)	5.00%	12/01/27	575	653,706
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	975	1,104,919
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,173,430
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,187,770
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (f)	5.30%	08/01/23	1,655	1,704,567
Series 2008 K, Home Mortgage RB (f)	5.45%	08/01/28	3,700	3,788,541
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/27	1,375	1,501,830
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/30	1,600	1,731,024
Series 2012, Water Furnishing RB (e)(f)	5.00%	07/01/37	3,535	3,797,898
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (f)	5.00%	07/01/27	1,000	1,029,890
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,810,440
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,514,370
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,355,459
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(h)	5.25%	07/01/19	1,205	1,438,155
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	695	817,654
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,100	2,419,725
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,900	2,128,057
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,880	3,356,640
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,500	1,788,120
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	420	429,677
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	4,087,640
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (b)	5.00%	06/01/35	5,000	5,118,900
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	4,920	4,647,727
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	5,525	4,577,960
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,875	3,284,227
Los Angeles (City of) Department of Water & Power; Series 2012-B, Waterworks RB (c)	5.00%	07/01/43	3,500	3,927,805
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,132,040
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,396,584
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (e)	5.50%	03/01/18	100	108,689
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,125	1,216,879
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,574,436
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	4,110	4,734,679
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/25	775	887,119
Series 2011 F, Ref. Second Series RB (f)	5.00%	05/01/26	1,550	1,759,482
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	3,360	3,863,832
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	685	772,831
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,812,600
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,100	2,359,644
				107,670,550

Colorado–4.35%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (c)	5.00%	03/01/41	3,850	4,296,831

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	$4,875	$5,177,738
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2004 A, RB	5.25%	06/01/34	1,000	1,003,640
Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,870,017
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	295	285,486
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	355	330,590
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,239,381
Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,628,424
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,850	2,074,849
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	875	891,144
Platte River Power Authority; Series 2009 HH, RB	5.00%	06/01/26	1,000	1,153,560
University of Colorado; Series 2013 A, Enterprise RB (c)	5.00%	06/01/37	5,845	6,681,712
Series 2013 A, Enterprise RB (c)	5.00%	06/01/43	5,465	6,164,411
				33,797,783

Connecticut–0.55%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(f)	6.60%	07/01/24	2,840	2,849,940
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (f)	5.50%	04/01/21	1,200	1,382,544
				4,232,484

District of Columbia–4.05%

District of Columbia, Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/34	3,445	4,022,175
Series 2014 C, Unlimited Tax GO Bonds (c)	5.00%	06/01/35	6,890	8,007,145
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,125	2,188,261
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,400	2,829,312
Series 2009, Hospital RB	6.50%	10/01/29	700	834,127
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(h)	5.50%	10/01/17	4,000	4,551,360
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	775	862,366
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	1,575	1,739,320
Series 2013 A, Public Utility Sub. Lien RB (c)	5.00%	10/01/44	3,000	3,389,430
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,860	3,023,821
				31,447,317

Florida–7.99%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.25%	11/15/17	1,000	1,063,780
Series 2007, IDR	5.88%	11/15/36	1,000	1,021,940
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	855	928,624
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,159,860
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,270	2,574,021
Series 2013 C, Airport System RB	5.25%	10/01/38	2,450	2,768,549
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,200	2,446,114
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/35	1,300	1,445,548
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (e)	6.50%	05/15/20	1,300	1,308,801
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,400	1,624,308

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	$270	$286,878
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (f)	5.13%	06/01/27	1,650	1,873,047
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(f)	5.38%	10/01/33	975	1,085,175
Series 2008 A, RB (INS-AGC) (b)(c)(f)	5.50%	10/01/38	2,175	2,427,322
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (b)(f)	4.50%	09/01/34	295	301,927
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/39	3,100	3,443,325
Lakeland (City of) (Lakeland Regional Health Systems); Series 2006, Ref. Hospital System RB	5.00%	11/15/26	5,000	5,281,950
Series 2006, Ref. Hospital System RB	5.00%	11/15/32	5,000	5,256,250
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/39	935	1,020,038
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,250	1,362,063
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	733,760
Miami-Dade (County of); Series 2002 A, Aviation RB (INS-AGM) (b)(f)	5.13%	10/01/35	2,080	2,085,824
Series 2012 A, Ref. Aviation RB (f)	5.00%	10/01/28	1,000	1,121,340
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,150	1,283,642
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	1,950	2,185,189
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	820	833,259
Overoaks Community Development District; Series 2004 A, Capital Improvement Special Assessment RB (i)	6.13%	05/01/35	120	1
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	120	120,374
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	170	167,622
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,100	1,194,083
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	2,600	3,065,790
Series 2011, Ref. RB (c)	5.00%	10/01/31	2,565	2,973,912
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	05/01/18	3,250	3,692,877
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	590	383,482
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (e)	5.25%	10/01/27	400	425,784
Series 2007 A, Special Obligation RB (e)	5.75%	10/01/22	500	542,570
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	825	778,388
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	800	624,984
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/44	1,000	1,093,660
				61,986,061

Georgia–1.16%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	520	625,134
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	285	342,621
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	241,927
Atlanta (City of); Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,200	1,445,880
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,300	1,561,508
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,200	1,436,376
Augusta (City of); Series 2005 B, Airport Passenger Facility Charge & General RB (f)	5.35%	01/01/28	1,000	1,001,000
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	1,000	1,114,400
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,150	1,256,214
				9,025,060

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–0.83%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/24	$350	$386,617
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,850	2,039,440
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	835	937,730
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,400	1,553,230
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	780	852,057
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	625	696,256
				6,465,330

Hawaii–0.80%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,000	1,119,800
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,500	2,857,200
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,050	2,224,927
				6,201,927

Idaho–0.52%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	750	868,980
Series 2008 A, RB	6.75%	11/01/37	1,000	1,149,640
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	695	725,608
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/21	1,100	1,291,884
				4,036,112

Illinois–17.68%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	1,022,190
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,927,420
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	725	785,617
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	670	515,866
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (f)	5.50%	01/01/31	2,650	3,021,583
Series 2014 A, Ref. Second Lien RB (f)	5.00%	01/01/41	1,250	1,346,912
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	3,500	3,672,270
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	11,500	12,059,590
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	4,000	4,197,840
Series 2012 B, Ref. Passenger Facility Charge RB (f)	5.00%	01/01/30	4,500	4,913,145
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	2,450	2,730,353
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	3,800	4,091,726
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	3,975	4,280,161
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,230	1,239,754
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	3,795	4,293,929
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	3,735	4,202,921
Chicago (City of); Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	3,100	3,352,526
Series 2011, COP	7.13%	05/01/21	410	441,550
Series 2011, COP	7.13%	05/01/21	610	656,940
Series 2011 A, Sales Tax RB	5.25%	01/01/38	1,905	2,075,859
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	3,350	3,646,609
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,290	1,369,335
Series 2014, Ref. Motor Fuel Tax RB (INS-AGM) (b)	5.00%	01/01/32	1,175	1,293,416
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	875	960,741
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (e)(i)	5.50%	03/01/17	982	196,272

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Deerfield (Village of); Series 2011, Ref. CAB RB (g)	0.00%	10/01/31	$237	$61,426
Series 2011, Ref. RB	6.00%	10/01/42	435	413,015
Gilberts (Village of) Special Service Area No. 24 (The Conservancy); Series 2014 A, Special Tax RB	5.38%	03/01/34	650	553,644
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,109,900
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/42	1,430	1,504,346
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,125	1,262,993
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	1,076,070
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/24	2,200	2,517,086
Series 2009 A, RB (c)	5.75%	08/15/30	1,400	1,623,034
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	3,500	3,780,770
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,535	1,051,460
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,250	1,454,525
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,033,950
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	1,905	2,269,160
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(h)	5.50%	08/01/17	3,500	3,805,480
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	1,675	1,677,847
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,675	1,888,194
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/25	1,000	1,008,950
Series 2005 A, RB	6.00%	05/15/37	1,350	1,353,321
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	2,370	2,676,986
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,630	4,076,417
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010 A, RB	5.50%	06/15/50	2,265	2,467,129
Series 2012 B, RB (c)	5.00%	12/15/28	1,700	1,933,614
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/31	1,205	1,358,710
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/32	1,100	1,237,478
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	3,875	4,332,056
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	2,450	2,757,548
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	1,120	1,211,526
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	2,880	3,079,699
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/33	1,250	1,358,425
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	3,075	3,374,597
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	4,470,662
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (i)	6.25%	03/01/35	958	518,518
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	820	825,732
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (f)	7.00%	12/01/42	495	514,191
Will County Community School District No. 161 (Summit Hill); Series 1999, Unlimited Tax CAB GO Bonds (g)(h)	0.00%	01/01/16	675	672,975
Series 1999, Unlimited Tax CAB GO Bonds (g)(h)	0.00%	01/01/19	425	405,191
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	01/01/16	1,335	1,304,402
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	01/01/19	990	867,309
				137,182,861

Indiana–4.41%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	5,600	5,877,088
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,320	2,695,399

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–(continued)

Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	$1,440	$1,662,062
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, Tax-Exempt RB (f)	5.00%	09/01/46	1,495	1,599,127
Series 2014, Tax-Exempt RB (f)	5.25%	09/01/34	870	964,517
Series 2014, Tax-Exempt RB (f)	5.25%	09/01/40	1,245	1,366,998
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,676,992
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (f)	5.00%	07/01/40	3,850	4,087,198
Series 2013 A, Private Activity RB (f)	5.00%	07/01/35	500	533,040
Series 2013 A, Private Activity RB (f)	5.00%	07/01/48	575	608,293
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	646,789
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	2,670	2,801,417
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/33	1,250	1,440,613
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/27	2,000	2,291,200
Series 2013 F, RB (c)	5.00%	02/01/30	3,240	3,725,579
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (f)	6.75%	01/01/34	1,500	1,715,160
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.75%	09/01/42	500	523,600
				34,215,072

Iowa–0.35%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,400	1,450,932
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,200	1,245,072
				2,696,004

Kansas–0.89%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	3,500	4,011,175
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,575	1,812,604
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/44	1,000	1,114,720
				6,938,499

Kentucky–2.35%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	1,500	1,616,940
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/30	1,500	1,727,730
Series 2010 A, Hospital RB	6.38%	06/01/40	1,225	1,414,642
Series 2010 A, Hospital RB	6.50%	03/01/45	3,100	3,597,612
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	1,610	1,857,666
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	1,815	2,089,428
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,140,680
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,545	3,677,690
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,141,110
				18,263,498

Louisiana–2.00%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (i)	5.25%	07/01/17	989	346,150
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,191,227

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Louisiana–(continued)

Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	$2,000	$2,352,420
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $2,907,977) (e)	5.75%	10/30/18	2,908	2,947,583
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/44	755	834,026
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,588,523
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	860	947,944
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,635	1,819,232
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,375	1,523,266
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	860	955,056
				15,505,427

Maryland–0.45%

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,485,890
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,165,957
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	765	839,106
				3,490,953

Massachusetts–7.88%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/30	350	385,805
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB	5.00%	11/01/26	1,000	1,154,280
Massachusetts (State of) Bay Transportation Authority; Series 2007 A-2, Sr. Sales Tax CAB RB (g)	0.00%	07/01/21	715	571,099
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	4,020	4,537,575
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL) (b)(g)	0.00%	01/01/22	1,550	1,345,043
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,150	2,347,692
Massachusetts (State of) Development Finance Agency (Boston College); Series 2008, RB	5.50%	06/01/26	400	509,328
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1, Floating Rate RB (d)(j)	0.62%	03/30/17	2,000	1,997,154
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/37	500	574,780
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS-AGC) (b)	5.13%	11/15/35	500	556,830
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS-NATL) (b)	5.38%	02/01/28	500	558,485
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/30	700	781,067
Massachusetts (State of) Development Finance Agency (CLG Pharmacy & Allied Health); Series 2005 D, RB (d)(h)	5.00%	07/01/15	500	514,380
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/40	250	265,605
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.00%	01/01/24	250	250,187
Series 2005, RB	5.50%	01/01/35	450	450,355
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)	5.00%	10/01/38	8,000	8,869,840
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (b)	5.25%	07/01/33	300	341,919
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/39	353	274,192
Series 2011 A-1, RB	6.25%	11/15/46	567	440,076
Series 2011 A-2, RB	5.50%	11/15/46	49	37,292
Series 2011 B, CAB RB (g)	0.00%	11/15/56	243	243
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/35	500	530,745
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (c)	5.50%	07/01/32	2,500	3,413,600
Series 2008 A, RB (d)(h)	5.00%	07/01/17	1,500	1,670,910
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	500	524,760

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/41	$500	$551,685
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/24	750	871,072
Massachusetts (State of) Development Finance Agency (Partners Healthcare System); Series 2007 G, RB	5.00%	07/01/47	600	650,310
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	8.00%	04/15/39	250	293,618
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB	5.63%	10/15/40	500	540,855
Massachusetts (State of) Development Finance Agency (SRBC); Series 2002 A, RB (INS-NATL) (b)	5.13%	08/01/28	1,000	1,001,160
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/40	500	530,360
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/36	500	594,165
Series 2011 I, RB	7.25%	01/01/32	825	1,010,617
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	500	540,055
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (f)	5.63%	07/01/28	320	357,018
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/41	250	273,953
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	3,425	3,841,617
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	4,670	4,818,413
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS-AGM) (b)	5.25%	08/01/31	500	639,510
Series 2011 B, General RB	5.00%	08/01/28	200	236,148
Series 2011 C, Ref. General RB (c)	5.00%	08/01/30	3,500	4,026,610
Series 2011 C, Ref. General RB (c)	5.00%	08/01/31	2,000	2,294,300
Massachusetts (State of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)	5.50%	08/01/30	1,500	1,956,240
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS-NATL) (b)	5.50%	01/01/23	1,000	1,211,580
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC) (b)	5.25%	06/01/19	1,975	1,983,315
				61,125,843

Michigan–1.03%

Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (d)	5.50%	01/15/15	400	402,748
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB	5.00%	07/01/44	1,245	1,308,707
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB (INS-AGM) (b)	5.00%	07/01/32	2,500	2,767,775
Series 2014-D-4, Water Supply Ref. RB	5.00%	07/01/29	625	689,819
Series 2014-D-6, Water Supply Ref. RB	5.00%	07/01/33	625	679,812
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	2,000	2,135,380
				7,984,241

Minnesota–0.71%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	1,850	2,157,840
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,200	1,413,876
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	1,850	1,934,730
				5,506,446

Missouri–1.66%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,323,504
Ellisville (City of) Industrial Development Authority (Gambrill Gardens); Series 1999, Ref. & Improvement RB	6.10%	06/01/20	1,020	1,022,050
Series 1999, Ref. & Improvement RB	6.20%	06/01/29	1,000	1,001,080
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/27	750	874,613
Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,742,568

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Missouri–(continued)

Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	$405	$419,807
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,224,288
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,000	1,088,930
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/33	1,175	1,291,924
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	625	633,256
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	675	707,623
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,558,005
				12,887,648

Nebraska–1.52%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/32	3,500	3,841,355
Series 2012, Gas RB	5.25%	09/01/37	2,485	2,747,863
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/44	1,000	1,082,230
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/36	3,690	4,128,409
				11,799,857

Nevada–1.15%

Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/22	2,860	3,220,903
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/23	2,220	2,496,878
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,100	3,222,388
				8,940,169

New Jersey–19.35%

Bergen (County of) Utilities Authority; Series 2006, Water System PCR (INS-AMBAC) (b)	5.00%	12/15/31	1,750	1,817,900
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	750	770,580
Camden (County of) Municipal Utilities Authority; Series 1990 B, Sewer CAB RB (INS-NATL) (b)(g)	0.00%	09/01/15	2,500	2,487,675
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	02/01/21	1,000	1,137,860
East Orange (City of) Board of Education; Series 1998, CAB COP (INS-AGM) (b)(g)	0.00%	08/01/19	1,845	1,677,714
Series 1998, CAB COP (INS-AGM) (b)(g)	0.00%	02/01/25	1,845	1,321,943
Series 1998, CAB COP (INS-AGM) (b)(g)	0.00%	02/01/28	2,850	1,700,110
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,131,400
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS-NATL) (b)	5.50%	10/01/28	1,000	1,297,300
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC) (b)	5.00%	04/01/21	775	875,401
Garden State Preservation Trust; Series 2003 B, Open Space & Farmland Preservation CAB RB (INS-AGM) (b)(g)	0.00%	11/01/25	2,000	1,481,880
Series 2005 A, Open Space & Farmland Preservation RB (INS-AGM) (b)	5.75%	11/01/28	1,000	1,269,290
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/40	1,000	1,147,010
Middlesex (County of) Improvement Authority (Administration Building Residential Rental Housing); Series 2001, RB (CEP-FNMA) (f)	5.35%	07/01/34	1,000	1,000,630
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB (f)	5.60%	11/01/34	1,000	1,129,680
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/38	1,000	1,047,840
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/21	1,500	1,709,565
Series 2002, Ref. Special Assessment RB	5.75%	04/01/31	1,000	1,157,360

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2007, RB	5.13%	06/15/27	$525	$546,651
Series 2007, RB	5.13%	06/15/37	700	722,302
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,650	2,930,661
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility); Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	500	514,640
Series 2006, Ref. Retirement Community RB	5.25%	11/15/36	500	508,940
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (f)	5.13%	01/01/34	1,250	1,365,225
Series 2013, Private Activity RB (f)	5.38%	01/01/43	1,000	1,091,950
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	35,000	39,910,150
Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/26	7,000	8,794,240
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/26	1,500	1,789,980
Series 2007 U, School Facilities RB (INS-AGM) (b)(c)	5.00%	09/01/32	7,000	7,619,360
Series 2009, School Facilities Construction RB (d)(h)	5.50%	12/15/18	645	760,249
Series 2009, School Facilities Construction RB (INS-AGC) (b)	5.50%	12/15/34	355	402,041
Series 2012, Ref. RB	5.00%	06/15/29	1,000	1,098,370
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/31	500	560,415
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/36	500	570,855
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB	6.00%	07/01/41	750	890,295
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/32	1,000	1,148,180
New Jersey (State of) Health Care Facilities Financing Authority (Childrens Specialized Hospital); Series 2005 A, RB	5.50%	07/01/36	1,500	1,523,775
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB (INS-AGC) (b)	5.13%	01/01/27	1,000	1,073,750
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/25	500	534,895
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS-AGC) (b)	5.00%	07/01/38	1,920	2,044,051
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB	5.00%	07/01/31	550	599,126
New Jersey (State of) Health Care Facilities Financing Authority (South Jersey Hospital); Series 2006, RB	5.00%	07/01/36	2,000	2,039,140
Series 2006, RB	5.00%	07/01/46	2,000	2,036,660
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (h)	5.25%	07/01/23	1,000	1,240,670
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	1,119,090
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (h)	6.75%	07/01/19	4,250	4,888,010
New Jersey (State of) Higher Education Student Assistance Authority; Series 2009 A, Student Loan RB	5.63%	06/01/30	1,500	1,685,055
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/25	4,205	4,450,067
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/26	2,645	2,793,940
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/18	1,000	1,143,870
Series 2009 A, Transportation System CAB RB (g)	0.00%	12/15/39	6,000	1,737,360
Series 2010 A, Transportation System CAB RB (g)	0.00%	12/15/30	1,600	763,984
Series 2010 A, Transportation System CAB RB (g)	0.00%	12/15/31	3,000	1,334,220

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Turnpike Authority; Series 1991 C, RB (h)	6.50%	01/01/16	$135	$144,153
Series 1991 C, RB (h)	6.50%	01/01/16	655	664,026
Series 1991 C, RB (INS-AGM) (b)	6.50%	01/01/16	580	619,324
Series 1991 C, RB (INS-NATL) (b)	6.50%	01/01/16	255	271,983
Series 2005 A, Ref. RB (INS-AGM) (b)	5.25%	01/01/27	705	872,536
Series 2009 E, RB	5.25%	01/01/40	1,000	1,113,510
Series 2013 A, RB	5.00%	01/01/38	3,400	3,771,994
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/42	500	557,545
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (b)	6.75%	12/01/38	600	708,648
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/42	500	556,700
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL) (b)(g)	0.00%	09/01/32	5,000	2,509,400
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS-AGM) (b)	5.25%	08/15/32	1,300	1,335,763
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	2,485	2,485,050
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	5,075	4,679,607
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	4,015	3,461,492
				150,145,036

New Mexico–0.81%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 A, Ref. PCR (d)	5.20%	06/01/20	1,000	1,123,350
Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,344,944
Jicarilla Apache Nation; Series 2003 A, RB (e)	5.00%	09/01/18	1,230	1,230,049
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	1,350	1,560,560
				6,258,903

New York–14.27%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	1,370	1,611,558
Series 2009, PILOT RB	6.38%	07/15/43	570	672,703
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	1,000	1,163,770
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/30	1,500	1,717,815
Series 2010 D, RB	5.25%	11/15/26	2,500	2,882,075
Series 2013 A, RB	5.00%	11/15/38	1,850	2,063,934
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, Special Obligation RB	6.00%	12/01/42	710	823,770
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,050	2,390,731
New York & New Jersey (States of) Port Authority; Eighty-Fifth Series 1993, Consolidated RB (INS-NATL) (b)	5.38%	03/01/28	2,000	2,479,640
One Hundred Fifty-Second Series 2008, Consolidated RB (c)(f)	5.00%	11/01/28	3,700	4,008,913
One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	14,900	15,920,948
New York (City of) Municipal Water Finance Authority; Series 2008 AA, Water & Sewer System RB (c)	5.00%	06/15/22	2,500	2,850,075
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	6,915	7,662,926
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	3,200	3,680,608
New York (City of) Transitional Finance Authority; Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	3,400	3,817,282
Series 2013, Sub. Future Tax Sec. RB (c)	5.00%	11/01/38	5,010	5,736,600
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/33	4,845	5,512,641
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	5,000	5,689,600
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	4,775	5,310,373
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	2,220	2,575,244

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/23	$3,000	$3,419,850
New York (State of) Dormitory Authority; Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	4,815	5,058,302
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	1,750	1,980,597
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/40	5,510	6,275,725
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	1,800	2,066,058
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	2,000	2,290,220
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	1,905	2,258,797
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (f)	5.35%	11/01/37	1,600	1,655,440
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/44	4,975	5,076,689
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,870	2,080,356
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $848,563) (e)(i)	6.13%	02/15/19	1,000	10
				110,733,250

North Carolina–1.15%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	4,300	4,881,317
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	820,760
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/36	2,870	3,255,527
				8,957,604

North Dakota–0.40%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,064,650
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,000	2,037,700
				3,102,350

Ohio–19.10%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	250	119,988
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/33	1,270	1,441,907
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,190	1,332,038
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,470	2,715,024
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/20	1,000	1,170,250
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)	5.25%	02/15/19	3,000	3,381,390
Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/31	1,000	1,081,900
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/36	375	440,010
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	700	737,863
Cincinnati (City of); Series 2011 A, Ref. Water System RB (c)	5.00%	12/01/36	5,000	5,808,100
Cleveland (City of); Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (b)	5.50%	10/01/19	2,825	3,372,598
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/34	1,100	1,172,138
Cleveland-Cuyahoga (County of) Port Authority (Euclid Avenue - Fenn); Series 2005, Student Housing RB (d)(h)	5.00%	08/01/15	1,000	1,004,610
Columbus City School District; Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(h)	5.00%	06/01/19	1,000	1,170,430
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds (d)(h)	5.00%	06/01/19	1,000	1,170,430
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	795	819,414
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/27	500	573,535
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL) (b)	6.20%	12/01/17	330	356,555
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/26	1,000	1,087,190

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	$930	$1,022,479
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	750	824,580
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/41	1,500	1,637,490
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	1,250	1,279,337
Hamilton (County of) (Metropolitan Sewer District); Series 2005 B, Sewer System Improvement RB (d)(h)	5.00%	12/01/15	1,000	1,048,550
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM) (b)	5.00%	06/01/30	1,000	1,123,520
Hamilton (County of); Series 2000 B, Sales Tax CAB RB (INS-AMBAC) (b)(g)	0.00%	12/01/23	2,000	1,528,760
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/32	1,000	1,122,540
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,300	1,512,212
Kent State University; Series 2009 B, General Receipts RB (INS-AGC) (b)	5.00%	05/01/28	1,000	1,124,120
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS-AGM) (b)(c)	4.50%	12/01/31	8,000	8,325,200
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)	5.00%	04/01/24	1,475	1,630,996
Series 2006 H, Hospital Facilities RB (INS-AGC) (b)(c)	5.00%	02/01/24	5,840	6,459,624
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB	7.00%	11/01/45	1,000	1,107,900
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,198,400
Series 2011 A, Hospital RB	6.00%	11/15/41	1,000	1,191,760
Medina City School District (School Facilities); Series 2008, COP (INS-AGC) (b)	5.25%	12/01/31	1,000	1,107,620
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/26	700	735,826
Miami University; Series 2011, Ref. General Receipts RB (c)	5.00%	09/01/31	5,050	5,811,086
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	9,125	9,666,021
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL) (b)	6.25%	04/01/20	2,270	2,578,947
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	1,000	1,097,520
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	1,340	1,403,771
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2009 B, Hospital RB (c)	5.13%	01/01/28	4,000	4,494,520
Series 2009 B, Hospital RB (c)	5.50%	01/01/34	1,000	1,135,350
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (d)	5.80%	12/01/19	1,500	1,671,150
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(f)	4.80%	09/01/36	15,500	15,793,415
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	625	720,881
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,450	3,838,815
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS-BHAC) (b)(c)	4.75%	01/15/46	10,000	10,615,900
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,585	1,760,111
Series 2010, Hospital Facilities RB	5.75%	11/15/40	600	664,716
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(h)	6.75%	01/15/15	2,000	2,017,320
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/30	750	863,505
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (f)	5.85%	09/20/28	845	917,425
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (f)	5.25%	09/01/30	95	95,112
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (c)	5.50%	09/01/39	118	118,104
Ohio (State of) Housing Finance Agency; Series 1985, SFH Mortgage RB (g)(h)	0.00%	01/15/15	5,550	5,548,945
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL) (b)(g)	0.00%	02/15/30	1,000	575,920

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/31	$1,000	$1,131,470
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	2,375	2,546,095
Series 2010 C, Ref. PCR (d)	4.00%	06/03/19	2,575	2,733,234
Ohio State University; Series 2010 D, RB (h)	5.00%	12/01/30	45	59,732
Series 2010 D, RB	5.00%	12/01/30	955	1,206,862
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB	5.00%	01/01/30	500	550,165
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/28	1,000	1,108,970
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	800	805,608
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/34	750	847,770
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/29	650	722,079
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/29	1,000	1,084,410
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/31	1,000	1,111,430
				148,232,643

Pennsylvania–1.60%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,000	1,111,980
Series 2010 D, RB	5.00%	01/01/40	1,750	1,930,513
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	2,099,747
Pennsylvania (State of) Turnpike Commission; Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/39	1,825	1,987,315
Subseries 2010 B-2, Sub. Conv. CAB RB (k)	5.75%	12/01/28	2,250	2,434,747
Subseries 2010 B-2, Sub. Conv. CAB RB (k)	6.00%	12/01/34	1,400	1,506,148
Subseries 2014 A-2, Sub. Conv. CAB RB (k)	5.13%	12/01/39	2,000	1,364,100
				12,434,550

Puerto Rico–0.36%

Puerto Rico Sales Tax Financing Corp.; Series 2011 C, RB	5.25%	08/01/40	3,495	2,776,498

South Carolina–1.66%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (c)(d)(h)	5.25%	12/01/15	1,000	1,050,860
Series 2005, Installment Purchase RB (c)(d)(h)	5.25%	12/01/15	3,000	3,152,580
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,094,400
Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,600	1,818,112
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/32	517	488,144
Series 2012, Ref. Sub. CAB RB (g)	0.00%	11/15/47	222	13,070
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	900	905,985
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	1,002,410
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	3,000	3,379,080
				12,904,641

Tennessee–0.88%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,225	2,325,437
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	2,650	2,942,004
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,534,605
				6,802,046

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–13.06%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (f)	4.85%	04/01/21	$1,575	$1,628,896
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,710	1,926,777
Series 2013 A, Ref. Water & Wastewater System RB	5.00%	11/15/43	1,000	$1,124,240
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,225	1,382,388
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	1,440	1,647,346
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	265	266,068
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/35	2,390	2,654,238
Series 2013 A, Joint Improvement RB (f)	5.00%	11/01/30	1,825	2,051,263
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	5,250	5,799,098
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(h)	7.25%	12/01/18	825	1,028,313
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,111,770
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)	5.00%	11/15/36	2,750	3,011,332
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/31	1,865	2,169,051
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	900	1,030,725
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/36	995	1,130,191
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	3,320	3,557,612
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,400	1,526,868
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(h)	5.00%	05/15/22	5	6,068
Series 2012 A, Ref. RB	5.00%	05/15/30	2,335	2,651,042
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB (d)(h)	5.50%	02/15/17	1,100	1,185,547
Series 2009, Ref. & Improvement RB (d)(h)	6.25%	02/15/19	1,450	1,654,581
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,103,540
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,128,470
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,415,438
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,850	3,161,106
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	2,895	3,419,227
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,795	3,148,903
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,033,110
Series 2007, Retirement Facility RB	5.75%	11/15/37	550	563,426
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,857,225
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	450	462,555
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	3,300	3,781,833
Texas (State of) Municipal Power Agency; Series 1993, CAB RB (g)(h)	0.00%	09/01/15	80	79,898
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	5,750	6,443,450
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	4,130	4,459,863
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	2,866,025
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	5,860	7,211,785
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/27	1,500	1,664,355
Series 2012, Gas Supply RB	5.00%	12/15/28	1,475	1,631,158
Series 2012, Gas Supply RB	5.00%	12/15/30	1,500	1,647,765
Series 2012, Gas Supply RB	5.00%	12/15/31	4,475	4,896,187
Series 2012, Gas Supply RB	5.00%	12/15/32	1,000	1,084,680

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	$1,550	$1,835,231
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (f)	7.00%	12/31/38	1,475	1,831,817
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,975	2,069,760
				101,340,221

Utah–0.11%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	800	827,264

Vermont–0.13%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	1,011,110

Virgin Islands–1.08%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	725	825,057
Series 2009 A, Sub. RB	6.75%	10/01/19	1,000	1,134,050
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2009 A, Sub. RB	6.00%	10/01/39	2,000	2,208,140
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,775	1,985,551
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	2,197,620
				8,350,418

Virginia–1.32%

Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (h)	5.50%	06/01/26	1,245	1,279,013
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (f)	5.50%	01/01/42	2,950	3,210,750
Series 2012, Sr. Lien RB (f)	6.00%	01/01/37	970	1,103,724
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (f)	5.00%	07/01/34	3,530	3,734,811
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	895	947,170
				10,275,468

Washington–2.29%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS-NATL) (b)(g)	0.00%	02/01/24	5,000	3,883,150
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (f)	5.50%	07/01/26	1,525	1,758,859
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,350	1,314,819
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/33	1,500	1,720,650
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	2,325	2,494,353
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(h)	6.25%	05/15/21	1,025	1,315,680
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/46	1,250	1,352,050
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (e)	6.00%	01/01/27	1,545	1,637,653
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/31	1,100	1,208,097
Series 2013, Ref. RB	5.25%	06/01/33	1,000	1,123,440
				17,808,751

West Virginia–1.05%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (f)	5.50%	10/15/37	3,500	3,617,740

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	$1,000	$1,078,260
Series 2008, RB	6.25%	10/01/23	1,100	1,166,946
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,060	1,179,240
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,020	1,127,008
				8,169,194

Wisconsin–0.66%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (f)	5.38%	11/01/21	450	482,728
Series 2007 B, Collateralized Utility RB (f)	5.75%	11/01/37	410	430,357
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/16	1,000	1,077,710
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,305	1,520,951
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(f)	5.30%	09/01/23	450	473,963
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,010	1,176,822
				5,162,531

Wyoming–0.31%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (f)	5.60%	12/01/35	1,000	1,018,630
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,383,588
				2,402,218
TOTAL INVESTMENTS(l)–160.71% (Cost $1,147,015,362)				1,247,267,565

FLOATING RATE NOTE OBLIGATIONS–(28.74)%

Notes with interest and fee rates ranging from 0.53% to 0.84% at 11/30/14 and contractual maturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1D)(m)				(223,040,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(33.85)%				(262,698,255)
OTHER ASSETS LESS LIABILITIES–1.88%				14,590,265
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$776,119,575

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Investment Abbreviations:

ACA	—	ACA Financial Guaranty Corp.	INS	—	Insurer
AGC	—	Assured Guaranty Corp.	MFH	—	Multi-Family Housing
AGM	—	Assured Guaranty Municipal Corp.	NATL	—	National Public Finance Guarantee Corp.
AMBAC	—	American Municipal Bond Assurance Corp.	PCR	—	Pollution Control Revenue Bonds
BHAC	—	Berkshire Hathaway Assurance Corp.	PILOT	—	Payment-in-Lieu-of-Tax
CAB	—	Capital Appreciation Bonds	RAC	—	Revenue Anticipation Certificates
CEP	—	Credit Enhancement Provider	RB	—	Revenue Bonds
Conv.	—	Convertible	Ref.	—	Refunding
COP	—	Certificates of Participation	Sec.	—	Secured
CR	—	Custodial Receipts	SFH	—	Single-Family Housing
Ctfs.	—	Certificates	SGI	—	Syncora Guarantee, Inc.
FGIC	—	Financial Guaranty Insurance Co.	Sr.	—	Senior
FNMA	—	Federal National Mortgage Association	Sub.	—	Subordinated
GNMA	—	Government National Mortgage Association	TEMPS	—	Tax-Exempt Mandatory Paydown Securities
GO	—	General Obligation	Wts.	—	Warrants
IDR	—	Industrial Development Revenue Bonds

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $24,207,568, which represented 3.12% of the Trust’s Net Assets.

(f)	Security subject to the alternative minimum tax.

(g)	Zero coupon bond issued at a discount.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2014 was $1,444,433, which represented less than 1% of the Trust’s Net Assets.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	6.85%
Assured Guaranty Corp.	5.99
National Public Finance Guarantee Corp.	5.02
(m)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Trust’s investments with a value of $404,063,582 are held by Dealer Trusts and serve as collateral for the $223,040,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Municipal Trust

D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2014 was $124,856,917 and $98,518,681, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$103,213,804
Aggregate unrealized (depreciation) of investment securities	(4,940,357)
Net unrealized appreciation of investment securities	$98,273,447
Cost of investments for tax purposes is $1,148,994,118.

Invesco Municipal Trust

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.